Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	7 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2020	Oct. 22, 2020	Dec. 31, 2021	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Tax benefit at federal statutory rates	$ (2,199)	$ 0	$ (25,718)	$ 0
State income tax, net of federal tax benefit	(628)	3	(2,163)	9
Class B Incentive Unit equity-based compensation	0	0	12,673	0
Valuation allowance	0	0	8,967	0
Net increase in fair value of derivatives	0	0	7,004	0
Transaction expenses	119	0	0	0
Other permanent differences	75	0	321	0
Income tax expense (benefit)	$ (2,633)	$ 3	$ 1,084	$ 9